Accounting judgments, estimates and assumptions - Sensitivity to input parameters (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Amount of simulations performed	10,000
Share of durable items | Deferred revenue
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Percentage of increase	10.00%
Percentage of decrease	10.00%
Decrease in deferred revenue balance	$ 24,960
Increase in deferred revenue balance	$ 24,960
Share of consumable items | Deferred revenue
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Percentage of increase	10.00%
Percentage of decrease	10.00%
Decrease in deferred revenue balance	$ 5,990
Increase in deferred revenue balance	$ 5,990
Estimated lifespans | Deferred revenue
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Percentage of increase	10.00%
Percentage of decrease	10.00%
Decrease in deferred revenue balance	$ 18,578
Increase in deferred revenue balance	$ 15,448